Supplemental guarantor financial information (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Schedule of Condensed Consolidated Income Statement

Income Statement For the year ended 31 December 2025 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Revenue	561	-	-	12 632	-	(60)	13 134
Cost of sales	(518)	-	-	(5 791)	-	55	(6 254)
Gross profit	43	-	-	6 840	-	(5)	6 879
Selling, general and administrative expenses	(74)	1 008	-	(5 649)	17	4	(4 693)
Other operating income/(expenses)¹	178	(4)	-	(119)	1	-	57
Profit/(loss) from operations	148	1 004	-	1 073	18	-	2 243
Net finance income/(expense)¹	(757)	(2 832)	13	71	36	-	(3 469)
Share of result of associates	-	-	-	2	-	-	2
Income tax expense	(28)	402	(3)	(165)	(4)	-	201
Profit/(loss)	(638)	(1 426)	10	980	50	-	(1 023)
Income from subsidiaries	7 475	1 220	-	239	1 632	(10 566)	-
Profit of the period	6 837	(206)	10	1 220	1 681	(10 566)	(1 023)

Income Statement For the year ended 31 December 2024 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Revenue	507	-	-	12 877	-	(61)	13 323
Cost of sales	(470)	-	-	(6 024)	-	55	(6 440)
Gross profit	37	-	-	6 852	-	(6)	6 883
Selling, general and administrative expenses	(139)	1 081	-	(5 607)	-	6	(4 659)
Other operating income/(expenses)¹	633	(4)	-	(106)	-	-	523
Profit/(loss) from operations	530	1 077	-	1 139	-	-	2 747
Net finance income/(expense)¹	(588)	(1 496)	18	(891)	248	-	(2 709)
Income tax expense	(83)	129	(4)	(76)	(9)	-	(43)
Profit/(loss)	(141)	(290)	14	172	240	-	(5)
Income from subsidiaries	5 995	408	-	236	869	(7 509)	-
Profit of the period	5 855	118	14	408	1 109	(7 509)	(5)

1	Other operating income/(expenses) and Net finance income/(expense) include exceptional items.

Schedule of Condensed Consolidated Statement of Financial Position

Statement of Financial Position As at 31 December 2025 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Due from subsidiaries	4 727	3 759	3 330	42 756	6 520	(17 128)	43 964
Other non-current assets	114 509	103 244	5	117 583	27 418	(301 511)	61 248
Total non-current assets	119 236	107 003	3 335	160 339	33 938	(318 638)	105 212

Due from subsidiaries	11 090	5 120	465	9 250	2 855	(10 468)	18 313
Other current assets	292	344	10	1 977	6 019	-	8 642
Total current assets	11 383	5 464	476	11 227	8 873	(10 468)	26 954

Total equity	87 288	50 730	415	133 928	28 247	(301 511)	(903)

Due to subsidiaries	13 613	22 718	-	8 561	509	(17 128)	28 273
Other non-current liabilities	28 386	23 030	3 303	22 544	133	-	77 397
Total non-current liabilities	41 999	45 748	3 303	31 105	642	(17 128)	105 670

Due to subsidiaries	325	15 476	-	2 744	8 228	(10 468)	16 305
Other current liabilities	1 007	513	92	3 789	5 694	-	11 094
Total current liabilities	1 332	15 989	92	6 533	13 922	(10 468)	27 400

Statement of Financial Position As at 31 December 2024 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Due from subsidiaries	11 779	8 792	3 472	39 257	6 629	(15 415)	54 513
Other non-current assets	103 542	102 143	1	124 340	27 309	(295 233)	62 104
Total non-current assets	115 321	110 935	3 473	163 597	33 938	(310 648)	116 617

Due from subsidiaries	2 373	94	459	8 162	1 338	(6 757)	5 669
Other current assets	251	116	8	1 598	3 327	-	5 301
Total current assets	2 625	210	467	9 760	4 666	(6 757)	10 971

Total equity	78 237	50 936	405	132 668	28 542	(295 233)	(4 445)

Due to subsidiaries	15 265	23 444	-	11 080	484	(15 415)	34 858
Other non-current liabilities	22 647	25 920	3 443	24 256	64	-	76 330
Total non-current liabilities	37 912	49 364	3 443	35 336	548	(15 415)	111 188

Due to subsidiaries	181	10 295	5	1 908	3 827	(6 757)	9 459
Other current liabilities	1 617	550	88	3 445	5 686	-	11 385
Total current liabilities	1 798	10 845	93	5 353	9 513	(6 757)	20 844